Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings
Short-term borrowings at December 31 are summarized as follows:

(Dollars in thousands)	2018	2017
Federal Home Loan Bank advances	$1,167,000	$475,000
Securities sold under agreements to repurchase	315,882	516,297
	$1,482,882	$991,297
The levels of FHLB advances and securities sold under agreements to repurchase can fluctuate significantly on a day-to-day basis, depending on funding needs and which sources are used to satisfy those needs. All such arrangements are considered typical of the banking and brokerage industries and are accounted for as borrowings.
Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily and are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.
Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2018	2017
Outstanding at December 31	$1,482,882	$991,297
Maximum month-end outstanding balance	1,482,882	2,197,105
Average daily outstanding balance	1,052,088	905,755
Average rate during the year	1.40%	0.83%
Average rate at year end	2.12%	0.82%